Supplemental Information - Employee Compensation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 40,591	$ 31,867
Operating
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	11,053	9,065
General and administrative
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 29,538	$ 22,802